CHANGES IN NON-CASH WORKING CAPITAL	12 Months Ended
Dec. 31, 2021
Changes In Non-cash Working Capital
CHANGES IN NON-CASH WORKING CAPITAL

12. CHANGES IN NON-CASH WORKING CAPITAL

	2021	2020	2019
GST receivable	$60	$78	$273
Accounts payable and accrued liabilities	8,698	226,068	15,622
Due to related parties	28,731	137,796	109,235
Changes in non-cash working capital	$37,489	$88,350	$125,130
Supplemental information
Non-cash items
Interest expense included in convertible debt	$30,000	$45,000	$45,000
Interest expense included in due to related parties	$—	$3,961	$5,452
Shares issued for mineral property interests	$—	$7,500	$7,500
Shares issued for debt	$1,626,319	—	—